Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Boston Common ESG Impact Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Boston Common ESG Impact Emerging Markets Fund
Class Name	Boston Common ESG Impact Emerging Markets Fund
Trading Symbol	BCEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Common ESG Impact Emerging Markets Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
Additional Information Phone Number	1-877-777-6944
Additional Information Website	https://bostoncommonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Common ESG Impact Emerging Markets Fund	$112	0.99%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ending September 30, 2024, the Boston Common ESG Impact Emerging Markets Fund (the “Fund”) returned 27.16%, ahead of the MSCI EM Index (the “Index”) which gained 26.05% over the same period.
Easing monetary policies across major global central banks, optimism around artificial intelligence (AI), and new stimulus measures in China drove investor sentiment and market performance during the period. The Fund’s Technology selections contributed most to relative performance, gaining from investments in semiconductor stocks, TSM and SK Hynix, both AI supply chain beneficiaries. The Consumer Discretionary sector was another area of strength, led by Chinese e-commerce platform provider Meituan, and South Africa’s Naspers Group, which holds an investment in China’s internet giant Tencent. We also had strong returns in Industrials, including Indian industrial conglomerate Voltas, as well as Chinese solar power inverter maker Sungrow. Financials, especially banks, detracted most from relative performance. Notable underperformers included HDFC Bank in India which experienced moderate loan growth, while increased provisioning affected Bank Rakyat (Indonesia). Selection in Healthcare lagged due to challenges faced by Wuxi Biologics in China amidst US-China geopolitical tensions, while Hapvida in Brazil encountered short-term operational headwinds.
We bolstered our defensive sector positioning, increasing our exposure to Consumer Staples and Healthcare. We also added cyclical exposure to Industrials and interest rate-sensitive sectors such as Financials and Real Estate. While we remain positive on the long-term prospects for AI and digitalization, we reduced Technology weighting after its strong performance, especially in memory stocks, in anticipation of shifts in the pricing cycle.

Top Contributors
↑	MEITUAN
↑	PING AN INSURANCE
↑	SUNGROW POWER SUPP
↑	NASPERS
↑	WEG SA

Top Detractors
↓	SK HYNIX INC
↓	TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADS
↓	SAMSUNG ELECTRONICS PFD
↓	UNIMICRON TECHNOLO
↓	HDFC BANK LTD SPONSORED ADS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/20/2021)
Boston Common ESG Impact Emerging Markets Fund (without sales charge)	27.16	0.94
MSCI EM (EMERGING MARKETS) Net (USD)	26.05	0.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://bostoncommonfunds.com/literature/ for more recent performance information. Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
Net Assets	$ 63,972,362
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 196,805
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$63,972,362
Number of Holdings	53
Net Advisory Fee	$196,805
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%
Naspers Ltd.	4.5%
Meituan	4.2%
Samsung Electronics Co. Ltd.	3.4%
HDFC Bank Ltd.	3.4%
Bharti Airtel Ltd.	3.3%
PT Bank Rakyat Indonesia (Persero) Tbk.	2.7%
Ping An Insurance Group Co. of China Ltd.	2.6%
Midea Group Co. Ltd.	2.5%
Infosys Ltd.	2.5%

Top Sectors*	(% of Net Assets)
Information Technology	22.5%
Consumer Discretionary	20.0%
Financials	19.6%
Industrials	13.2%
Communication Services	7.9%
Consumer Staples	7.4%
Health Care	4.5%
Real Estate	2.0%
Materials	1.2%
Cash & Other	1.7%
[1]
Updated Prospectus Web Address	https://bostoncommonfunds.com/literature/
Boston Common ESG Impact International
Shareholder Report [Line Items]
Fund Name	Boston Common ESG Impact International Fund
Class Name	Boston Common ESG Impact International Fund
Trading Symbol	BCAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Common ESG Impact International Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
Additional Information Phone Number	1-877-777-6944
Additional Information Website	https://bostoncommonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Common ESG Impact International Fund	$97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ending September 30, 2024, the Boston Common ESG Impact International Fund (the “Fund”) gained 24.09%. The MSCI EAFE Index (the “Index”) returned 24.77% over the same period.
Expectations for easier global monetary policy helped improve investor sentiment during the period. Strong stock selection in the Consumer Discretionary and Staples sectors contributed positively to relative performance. Spanish apparel retailer Inditex and Dutch ecommerce holding company Prosus were among top performers. Anglo-Dutch household and personal care company Unilever saw strong appreciation after a period of stability. Our lack of exposure to Energy, the only sector to post negative returns over the period, also contributed to relative performance. Financials was the largest detractor from relative performance. Norwegian bank DNB reported disappointing results, while Indonesian Bank Rakyat also dragged down returns, as rising provisions pressured the stock. Healthcare underperformed, driven mostly by Japan-based Alzheimer’s drug developer, Eisai.
Our strategy emphasizes high-quality businesses that manage ESG opportunities and risks. Our investments include companies selling environmental solutions, such as electrification, energy efficiency, and water treatment. The Fund is overweight the Industrials, Technology, and Utilities sectors, balanced with more exposure to Healthcare and an underweight to commodities. The Financial Services sector is another area of focus, with particular emphasis on banks and insurance providers that properly underwrite environmental risks.

Top Contributors
↑	DEUTSCHE TELEKOM
↑	AIA GROUP LTD
↑	INDITEX
↑	UNILEVER PLC SPON ADR NEW
↑	PRYSMIAN SPA

Top Detractors
↓	NOVO NORDISK A/S
↓	ASML HOLDING NV
↓	SAMSUNG ELECTRONIC
↓	MITSUBISHI UFJ FIN
↓	GERRESHEIMER AG

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Boston Common ESG Impact International Fund (without sales charge)	24.09	5.70	4.27
MSCI EAFE Net (USD)	24.77	8.20	5.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://bostoncommonfunds.com/literature/ for more recent performance information. Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
Net Assets	$ 422,259,817
Holdings Count | $ / shares	60
Advisory Fees Paid, Amount	$ 2,866,938
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$422,259,817
Number of Holdings	60
Net Advisory Fee	$2,866,938
Portfolio Turnover	30%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Deutsche Telekom AG	3.6%
Schneider Electric SE	3.0%
Prysmian SpA	2.9%
Oversea-Chinese Banking Corp. Ltd.	2.8%
AstraZeneca PLC	2.8%
Unilever PLC	2.8%
Novo Nordisk AS	2.7%
Industria de Diseno Textil SA	2.6%
Novartis AG	2.6%
AXA SA	2.5%

Top Sectors*	(% of Net Assets)
Financials	21.6%
Industrials	19.0%
Health Care	17.0%
Information Technology	11.7%
Consumer Discretionary	10.5%
Consumer Staples	8.6%
Utilities	4.0%
Communication Services	3.6%
Materials	2.4%
Cash & Other	1.6%
[2]
Updated Prospectus Web Address	https://bostoncommonfunds.com/literature/
Boston Common ESG Impact U.S. Equity
Shareholder Report [Line Items]
Fund Name	Boston Common ESG Impact US Equity Fund
Class Name	Boston Common ESG Impact US Equity Fund
Trading Symbol	BCAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Common ESG Impact US Equity Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
Additional Information Phone Number	1-877-777-6944
Additional Information Website	https://bostoncommonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Common ESG Impact US Equity Fund	$118	1.00%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the twelve months ending September 30, 2024, the Fund returned 35.93%, slightly behind the 36.35% return of the S&P 500® Index (the “Index”) over the same period.
Mega-cap stocks dominated market returns over the period, as the Index reached multiple all-time highs. Consumer Discretionary contributed to relative returns benefiting from Ralph Lauren’s strong earnings, while our underweight of the underperforming auto sector helped. Ongoing economic growth supported several Industrials holdings including rail equipment manufacturer, Wabtec, and thermal management solution provider, Vertiv. Our lack of exposure to the underperforming Energy sector also contributed to relative returns. Stock selection in Technology detracted most from relative performance, held back by the underweight in semiconductor stocks, and software holdings like Adobe which lagged the sector. Relative performance in the Financials sector was constrained by modest returns from Insurance broker, Aon and payments provider Visa in addition to an underweight to banks. The strength in Utilities did not translate to our holdings, Consolidated Edison and Eversource, which underperformed.
The US economy remains resilient, with GDP growth estimated to be close to 2.5% this year. If the Federal Reserve is successful in recalibrating monetary policy, lower short rates and a more normal yield curve could reinvigorate the housing market and overall consumption. Heightened geopolitical risks could temper the market’s relatively rosy expectation for mid-double-digit earnings growth. Several ongoing regional conflicts could spark greater US involvement, and upcoming US elections could further elevate market volatility.
We see plenty of opportunities for active stock selection to add value. As the market broadens beyond the largest names, we emphasize high-quality companies with secular, structural, or ESG-driven levers for growth and rerating.

Top Contributors
↑	APPLE INC COM
↑	CBRE GROUP INC CL A
↑	T-MOBILE US INC COM
↑	CARRIER GLOBAL CORPORATION COM
↑	HOME DEPOT INC COM

Top Detractors
↓	ALPHABET INC CAP STK CL C
↓	MICROSOFT CORP COM
↓	EDWARDS LIFESCIENCES COM
↓	MERCK & CO INC COM
↓	NVIDIA CORPORATION COM

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Boston Common ESG Impact US Equity Fund (without sales charge)	35.93	14.12	11.05
S&P 500 TR	36.35	15.98	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://bostoncommonfunds.com/literature/ for more recent performance information. Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
Net Assets	$ 66,072,584
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 355,393
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$66,072,584
Number of Holdings	54
Net Advisory Fee	$355,393
Portfolio Turnover	17%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	7.9%
Apple, Inc.	7.0%
Alphabet, Inc.	5.1%
NVIDIA Corp.	4.6%
Broadcom, Inc.	3.5%
Visa, Inc.	3.3%
Netflix, Inc.	3.0%
Merck & Co., Inc.	2.8%
T-Mobile US, Inc.	2.7%
TJX Cos., Inc.	2.5%

Top Sectors*	(% of Net Assets)
Information Technology	30.5%
Financials	12.4%
Health Care	11.9%
Communication Services	10.8%
Consumer Discretionary	10.4%
Industrials	8.8%
Consumer Staples	5.9%
Materials	3.0%
Real Estate	2.8%
Cash & Other	3.5%
[3]
Updated Prospectus Web Address	https://bostoncommonfunds.com/literature/

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.